Accrued Expenses And Other Current Liabilities - Summary of Accrued Liabilities And Other Liabilities Current (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Accrued outsourcing expenses	¥ 376,073	$ 54,526	¥ 385,305
Accrued transportation and logistic expenses	78,155	11,331	43,759
VAT and other tax payable	94,409	13,688	30,081
Deposit from suppliers	31,775	4,607	29,437
Interest payable	14,732	2,136	14,749
Accrued advertising expenses	13,360	1,937	43,916
Accrued professional fees	41,546	6,024	5,988
Accrued utilities and other expenses	160,913	23,330	100,026
Total	¥ 810,963	$ 117,579	¥ 653,261